Non-current other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Non-current other liabilities
The carrying amount of Non-current other liabilities for the years ended December 31, 2022 and 2021 is as follows:

	December 31, 2022	December 31, 2021
	(in thousands)
Defined benefit pension obligations, net (note 21)	$13,033	$16,262
Other non-current liabilities	25,227	26,334
	$38,260	$42,596